Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Trust 2023-LIFE, Commercial Mortgage Pass-Through Certificates, Series 2023-LIFE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2023.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 18, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-LIFE Accounting Tape Final.xlsx (provided on January 18, 2023).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement or any amendments thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 3, 2023 through January 18, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 18, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX Trust 2023-LIFE	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan Number	None - Company Provided	None
3	Loan / Property Flag	None - Company Provided	None
4	Number of Properties	Appraisal Report	None
5	Originator	Loan Agreement	None
6	Originator Entity Type	Loan Agreement	None
7	Mortgage Loan Seller	None - Company Provided	None
8	Property Name	None - Company Provided	None
9	Address	Engineering Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units, Pads, Rooms, Sq Ft	Underwriting File	None
19	Unit Description	Underwriting File	None
20	Loan Per Unit ($)	Recalculation	None
21	Original Balance ($)	Loan Agreement	None
22	Cut-off Date Balance ($)	Recalculation	None
23	Allocated Cut-off Date Loan Amount ($)	Loan Agreement	None
24	% of Initial Pool Balance	Recalculation	None
25	% of Loan Balance	Recalculation	None
26	Pari Passu Split (Y/N)	Loan Agreement	None
27	Mortgage Loan Rate (%)	None - Company Provided	None
28	Administrative Cost Rate (%)	Fee Schedule	None
29	Net Mortgage Rate (%)	Recalculation	None
30	Monthly Payment (P&I)	Not Applicable*	None
31	Monthly Payment (IO)	Recalculation	None
32	Annual Debt Service (P&I)	Not Applicable*	None
33	Annual Debt Service (IO)	Recalculation	None
34	Interest Accrual Method	Loan Agreement	None
35	Cut-off Date	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX Trust 2023-LIFE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	Origination Date	None - Company Provided	None
37	First Due Date	Loan Agreement	None
38	Last IO Due Date	Loan Agreement	None
39	First P&I Due Date	Not Applicable*	None
40	Due Date	Loan Agreement	None
41	Grace Period- Late Fee	Loan Agreement	None
42	Grace Period- Default	Loan Agreement	None
43	Amortization Type	Loan Agreement	None
44	Original Interest-Only Period (Mos.)	Recalculation	None
45	Remaining Interest-Only Period (Mos.)	Recalculation	None
46	Original Term To Maturity (Mos.)	Recalculation	None
47	Remaining Term To Maturity (Mos.)	Recalculation	None
48	Original Amortization Term (Mos.)	Not Applicable*	None
49	Remaining Amortization Term (Mos.)	Not Applicable*	None
50	Seasoning	Recalculation	None
51	Maturity Date	Loan Agreement	None
52	Hyper Amortizing Loan	Loan Agreement	None
53	Hyper Am Loan Maturity Date	Not Applicable*	None
54	Balloon Balance ($)	Recalculation	None
55	Lockbox	Loan Agreement	None
56	Cash Management	Loan Agreement	None
57	Cash Management Triggers	Loan Agreement	None
58	Performance Test Trigger Level	Loan Agreement	None
59	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement	None
60	Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement	None
61	Cross-Collateralized (Y/N)	Not Applicable*	None
62	Crossed Group	Not Applicable*	None
63	Lockout Period	Recalculation	None
64	Lockout Expiration Date	Loan Agreement	None
65	Prepayment / Defeasance Begin Date	Loan Agreement	None
66	Prepayment / Defeasance End Date	Loan Agreement	None
67	Open Period Begin Date	Loan Agreement	None
68	Open Period (Payments)	Recalculation	None
69	Prepayment Type	Loan Agreement	None
70	Prepayment Provision	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX Trust 2023-LIFE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
71	Yield Maintenance Index	Loan Agreement	None
72	Yield Maintenance Discount	Loan Agreement	None
73	Yield Maintenance Margin	Loan Agreement	None
74	Yield Maintenance Calculation Method	Loan Agreement	None
75	Day of Month Prepayment Permitted	Loan Agreement	None
76	Due on Sale	Loan Agreement	None
77	Due on Encumbrance	Loan Agreement	None
78	Future Debt Allowed?	Loan Agreement	None
79	Description of Future Debt	Loan Agreement	None
80	Mortgage Assumable?	Loan Agreement	None
81	Assumption Fee	Loan Agreement	None
82	Appraiser Designation	Appraisal Report	None
83	Appraisal FIRREA (Y/N)	Appraisal Report	None
84	Appraisal Date	Appraisal Report	None
85	Appraised Value ($)	Appraisal Report	None
86	Appraised Value Type	Appraisal Report	None
87	Cut-off Date LTV Ratio (%)	Recalculation	None
88	LTV Ratio at Maturity (%)	Recalculation	None
89	Occupancy (%)	Underwriting File	None
90	Occupancy Date	Underwriting File	None
91	Rent Steps Date	Underwriting File	None
92	Largest Tenant	Underwriting File	None
93	Largest Tenant Sq Ft	Underwriting File	None
94	Largest Tenant Lease Expiration	Underwriting File	None
95	Second Largest Tenant	Underwriting File	None
96	Second Largest Tenant Sq Ft	Underwriting File	None
97	Second Largest Tenant Lease Expiration	Underwriting File	None
98	Third Largest Tenant	Underwriting File	None
99	Third Largest Tenant Sq Ft	Underwriting File	None
100	Third Largest Tenant Lease Expiration	Underwriting File	None
101	Fourth Largest Tenant	Underwriting File	None
102	Fourth Largest Tenant Sq Ft	Underwriting File	None
103	Fourth Largest Tenant Lease Expiration	Underwriting File	None
104	Fifth Largest Tenant	Underwriting File	None
105	Fifth Largest Tenant Sq Ft	Underwriting File	None
106	Fifth Largest Tenant Lease Expiration	Underwriting File	None
107	Single Tenant (Y/N)	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX Trust 2023-LIFE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
108	Engineering Report Date	Engineering Report	None
109	Environmental Phase I Report Date	Environmental Report	None
110	Environmental Phase II	Environmental Report	None
111	Environmental Phase II Report Date	Environmental Report	None
112	PML or SEL (%)	Seismic Report	None
113	Seismic Report Date	Seismic Report	None
114	Earthquake Insurance Required	Loan Agreement	None
115	Terrorism Insurance Required	Loan Agreement	None
116	Environmental Insurance Required (Y/N)	Loan Agreement	None
117	Blanket Insurance Policy (Yes/No)	Insurance Summary	None
118	Flood Zone	Engineering Report	None
119	Lien Position	None - Company Provided	None
120	Ownership Interest	None - Company Provided	None
121	Overlapping Fee Interest?	None - Company Provided	None
122	Condominium Present?	Loan Agreement	None
123	Ground Lease Y/N	Not Applicable*	None
124	Annual Ground Lease Payment ($)	Not Applicable*	None
125	Annual Ground Rent Increases (Y/N)	Not Applicable*	None
126	Ground Lease Expiration Date	Not Applicable*	None
127	Ground Lease Extension (Y/N)	Not Applicable*	None
128	Ground Lease Extension Terms	Not Applicable*	None
129	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
130	Underwritten EGI ($)	Underwriting File	$1.00
131	Underwritten Expenses ($)	Underwriting File	$1.00
132	Underwritten Net Operating Income ($)	Underwriting File	$1.00
133	Underwritten NOI DSCR (x)	Recalculation	None
134	Debt Yield on Underwritten Net Operating Income (%)	Recalculation	None
135	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
136	Underwritten TI / LC ($)	Underwriting File	$1.00
137	Underwritten Other Reserve	Underwriting File	$1.00
138	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
139	Underwritten NCF DSCR (x)	Recalculation	None
140	Debt Yield on Underwritten Net Cash Flow (%)	Recalculation	None
141	Upfront RE Tax Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX Trust 2023-LIFE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
142	Ongoing RE Tax Reserve ($)	Loan Agreement	None
143	Upfront Insurance Reserve ($)	Loan Agreement	None
144	Ongoing Insurance Reserve ($)	Loan Agreement	None
145	Upfront Replacement Reserve ($)	Loan Agreement	None
146	Ongoing Replacement Reserve ($)	Loan Agreement	None
147	Replacement Reserve Caps ($)	Loan Agreement	None
148	Upfront TI/LC Reserve ($)	Loan Agreement	None
149	Ongoing TI/LC Reserve ($)	Loan Agreement	None
150	TI/LC Caps ($)	Loan Agreement	None
151	Upfront Debt Service Reserve ($)	Loan Agreement	None
152	Ongoing Debt Service Reserve ($)	Loan Agreement	None
153	Debt Service Reserve Cap ($)	Loan Agreement	None
154	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
155	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
156	Upfront Environmental Reserve ($)	Loan Agreement	None
157	Ongoing Environmental Reserve ($)	Loan Agreement	None
158	Upfront Other Reserve ($)	Loan Agreement	None
159	Ongoing Other Reserve ($)	Loan Agreement	None
160	Other Reserve Description	Loan Agreement	None
161	Other Reserve Cap ($)	Loan Agreement	None
162	Letter of Credit?	Loan Agreement	None
163	Letter of Credit Balance	Loan Agreement	None
164	Letter of Credit Description	Loan Agreement	None
165	Release Provisions (Y/N)	Loan Agreement	None
166	Loan Purpose	None - Company Provided	None
167	Borrower Name	Loan Agreement	None
168	Tenant In Common (Yes/No)?	Loan Agreement	None
169	Delaware Statutory Trust (Yes/No)?	Loan Agreement	None
170	Sponsor	Loan Agreement	None
171	Carve-out Guarantor	Guaranty Agreement	None
172	Recourse	Guaranty Agreement	None
173	Related Group	Not Applicable*	None
174	Single Purpose Borrower (Y/N)	Loan Agreement	None
175	Property Manager	Management Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX Trust 2023-LIFE	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per Unit ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Units, Pads, Rooms, Sq Ft.
22	Cut-off Date Balance ($)	Set equal to Original Balance ($).
24	% of Initial Pool Balance	Quotient of (i) Allocated Cut-off Date Loan Amount ($) and (ii) the aggregate Allocated Cut-off Date Loan Amount ($).
25	% of Loan Balance	Quotient of (i) Cut-off Date Balance ($) and (ii) Original Balance ($).
29	Net Mortgage Rate (%)	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Cost Rate (%).
31	Monthly Payment (IO)	Quotient of (i) Product of (a) Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
33	Annual Debt Service (IO)	Product of (i) Monthly Payment (IO) and (ii) 12.
44	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
45	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
46	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
47	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
50	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
54	Balloon Balance ($)	Set equal to Original Balance ($).
63	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Lockout Expiration Date.
68	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
87	Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).
88	LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
133	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Annual Debt Service (IO).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX Trust 2023-LIFE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
134	Debt Yield on Underwritten Net Operating Income (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
139	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Annual Debt Service (IO).
140	Debt Yield on Underwritten Net Cash Flow (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12